Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions						12 Months Ended
	Mar. 12, 2020 MXN ($)	Feb. 27, 2020	Jan. 22, 2020 USD ($)	Jan. 09, 2020	Dec. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020 MXN ($)	Mar. 09, 2020 USD ($)	Feb. 13, 2020 USD ($)	Feb. 12, 2020 USD ($)	Feb. 07, 2020 MXN ($)	Jan. 16, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Interest rate							0.40%
Fixed interest rate							0.40%
Three Point Eight Eight Percentage Senior Notes Maturing On November Twenty Six Two Thousand Twenty Three [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate							3.88%
Maturity date							November 26, 2023
Fixed interest rate							3.88%
Coca-Cola FEMSA [member]
Disclosure of non-adjusting events after reporting period [line items]
Percent of ownership interest						47.20%	47.20%
Grupo Socofar [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percent of ownership interest					40.00%	100.00%	60.00%
Dividend announcement [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary dividend payable	$ 10,360
Dividends approved date	Mar. 20, 2020
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued										$ 1,800
Interest rate										3.577%	3.50%
Fixed interest rate										3.577%	3.50%
short-term bank loan								$ 15,000
Events after reporting period [member] | Senior Unsecured Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued													$ 1,500
Interest rate													3.50%
Adjustment for reference rate													1.30%
Fixed interest rate													3.50%
Events after reporting period [member] | Senior Unsecured Notes Due Twenty Twenty [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued											$ 300
Adjustment for reference rate											1.375%
Events after reporting period [member] | Coca-Cola FEMSA [member] | Senior Unsecured Notes Due Two Thousand Thirty [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued			$ 1,250
Interest rate			2.75%
Fixed interest rate			2.75%
Events after reporting period [member] | Coca-Cola FEMSA [member] | Eight Year Fixed Rate Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued												$ 3,000
Interest rate												7.35%
Fixed interest rate												7.35%
Events after reporting period [member] | Coca-Cola FEMSA [member] | TIIE Plus Zero Point Eight Percentage Debt Bonds Maturing On Two Thousand Twenty Five [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued												$ 1,727
Interest rate												0.08%
Maturity date		August 2025
Fixed interest rate												0.08%
Events after reporting period [member] | Grupo Socofar [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percent of ownership interest				40.00%
Subsequent Event [Member] | Three Point Eight Eight Percentage Senior Notes Maturing On November Twenty Six Two Thousand Twenty Three [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			3.88%
Maturity date			November 26, 2023
Repayment of borrowings			$ 900
Fixed interest rate			3.88%
Major business combination [member] | WAXIE And North American [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquired controlling interest									90.00%
Business acquisition, consideration transferred									$ 900